CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Loss for the year	¥ (502,598)	$ (78,869)	¥ (3,069,043)	¥ (676,034)
Items that may be reclassified to profit or loss
Exchange differences on currency translation of the Company's subsidiaries	11,252	1,766	10,325	(1,824)
Items that will not be reclassified to profit or loss
Changes in fair value of financial instruments with preferred rights due to own credit risk			(72)	(17,299)
Exchange differences on currency translation of the Company	(50,610)	(7,942)	(161,467)
Other comprehensive loss for the year, net of tax	(39,358)	(6,176)	(151,214)	(19,123)
Total comprehensive loss for the year	(541,956)	(85,045)	(3,220,257)	(695,157)
Total comprehensive loss attributable to:
Owners of the Company	(535,596)	(84,047)	(3,220,257)	(695,157)
Comprehensive income, attributable to non-controlling interests	(6,360)	(998)
Total comprehensive Income(loss) for the year	¥ (541,956)	$ (85,045)	¥ (3,220,257)	¥ (695,157)